Goodwill and Intangible Assets (Amortization Expense Table) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Finite-Lived Intangibles Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 51.7
2016	67.0
2017	67.0
2018	67.0
2019	66.1
Thereafter	558.8
Total	$ 877.6	$ 533.0